ANNUITY INVESTORS VARIABLE ACCOUNT A

Financial Statements

Year Ended December 31, 2022

with Report of Independent Registered Public Accounting Firm

ANNUITY INVESTORS VARIABLE ACCOUNT A

FINANCIAL STATEMENTS

Year Ended December 31, 2022

KPMG LLP

Suite 500

191 West Nationwide Blvd.

Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Annuity Investors Life Insurance Company and

Contract Holders of Annuity Investors Variable Account A:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the sub-accounts listed in the Appendix that comprise the Annuity Investors Variable Account A (the Separate Account) as of December 31, 2022, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the related notes including the financial highlights in Note 7 for each of the years in the two-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the sub-accounts as of December 31, 2022, the results of their operations for the year then ended, and the changes in their net assets and financial highlights in Note 7 for each of the years in the two-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights in Note 7 for each of the years or periods in the three-year period ended December 31, 2020 were audited by other independent registered public accountants whose report, dated April 26, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with the transfer agents of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Separate Account’s auditor since 2021.

Columbus, Ohio

April 20, 2023

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Appendix

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. American Value Fund-Series I Shares

Invesco V.I. Capital Appreciation Fund-Series I Shares

Invesco V.I. Core Equity Fund-Series I Shares

Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares

Invesco V.I. Government Securities Fund-Series I Shares

Invesco V.I. Main Street Fund®-Series I Shares

American Century Variable Portfolios, Inc.

VP Capital Appreciation Fund-Class I

VP Large Company Value Fund-Class I

VP Mid Cap Value Fund-Class I

VP Ultra® Fund-Class I

BlackRock Variable Series Funds, Inc.

BlackRock Basic Value V.I. Fund-Class I

BlackRock Global Allocation V.I. Fund-Class I

BlackRock Government Money Market V.I. Fund-Class I

BlackRock Variable Series Funds II, Inc.

BlackRock High Yield V.I. Fund-Class I

BNY Mellon Investment Portfolios

Technology Growth Portfolio-Initial Shares

BNY Mellon Stock Index Fund, Inc.-Initial Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares

BNY Mellon Variable Investment Fund

Appreciation Portfolio-Initial Shares

Government Money Market Portfolio

Growth and Income Portfolio-Initial Shares

Opportunistic Small Cap Portfolio-Initial Shares

Deutsche DWS Investments VIT Funds

DWS Small Cap Index VIP-Class A

Janus Aspen Series

Janus Henderson VIT Balanced Portfolio-Institutional Shares

Janus Henderson VIT Enterprise Portfolio-Institutional Shares

Janus Henderson VIT Forty Portfolio-Institutional Shares

Janus Henderson VIT Global Research Portfolio-Institutional Shares

Janus Henderson VIT Overseas Portfolio-Service Shares

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio-Class I

U.S. Real Estate Portfolio-Class I

PIMCO Variable Insurance Trust

PIMCO High Yield Portfolio-Administrative Class

PIMCO Real Return Portfolio-Administrative Class

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Annuity Investors Life Insurance Company

and Contract Holders of Annuity Investors Variable Account A

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Annuity Investors Variable Account A (the Separate Account), as of December 31, 2020, and the related statements of operations for the year then ended, and the statements of changes in net assets for the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020, the results of its operations for the year then ended and changes in its net assets for each of the two years then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Company’s auditor since 1996

Cincinnati, OH

April 26, 2021

Appendix

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco Oppenheimer V.I. Capital Appreciation Fund-Series I Shares

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series I Shares

Invesco Oppenheimer V.I. Main Street Fund®-Series I Shares

Invesco V.I. American Value Fund-Series I Shares

Invesco V.I. Core Equity Fund-Series I Shares

Invesco V.I. Government Securities Fund-Series I Shares

American Century Variable Portfolios, Inc.

VP Capital Appreciation Fund-Class I

VP Large Company Value Fund-Class I

VP Mid Cap Value Fund-Class I

VP Ultra® Fund-Class I

BlackRock Variable Series Funds, Inc.

BlackRock Basic Value V.I. Fund-Class I

BlackRock Global Allocation V.I. Fund-Class I

BlackRock Government Money Market V.I. Fund-Class I

BlackRock Variable Series Funds II, Inc.

BlackRock High Yield V.I. Fund-Class I

BNY Mellon Investment Portfolios

Technology Growth Portfolio-Initial Shares

BNY Mellon Stock Index Fund, Inc.-Initial Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares

BNY Mellon Variable Investment Fund

Appreciation Portfolio-Initial Shares

Government Money Market Portfolio

Growth and Income Portfolio-Initial Shares

Opportunistic Small Cap Portfolio-Initial Shares

Deutsche DWS Investments VIT Funds

DWS Small Cap Index VIP-Class A

Janus Aspen Series

Janus Henderson VIT Balanced Portfolio-Institutional Shares

Janus Henderson VIT Enterprise Portfolio-Institutional Shares

Janus Henderson VIT Forty Portfolio-Institutional Shares

Janus Henderson VIT Global Research Portfolio-Institutional Shares

Janus Henderson VIT Overseas Portfolio-Service Shares

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio-Class I

U.S. Real Estate Portfolio-Class I

PIMCO Variable Insurance Trust

PIMCO High Yield Portfolio-Administrative Class

PIMCO Real Return Portfolio-Administrative Class

ANNUITY INVESTORS VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

As of December 31, 2022

	Shares	Cost	Fair Value
Assets:
Investments in portfolio shares, at fair value (Note 2):
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	42,197.952	$666,046	$662,508
Invesco V.I. Capital Appreciation Fund-Series I Shares	34,551.128	1,711,436	1,201,343
Invesco V.I. Core Equity Fund-Series I Shares	4,218.613	128,955	103,567
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	50,017.147	3,580,768	2,776,452
Invesco V.I. Government Securities Fund-Series I Shares	45,007.737	521,074	453,678
Invesco V.I. Main Street Fund®-Series I Shares	8,142.977	193,575	131,265
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	62,956.913	874,048	742,892
VP Large Company Value Fund-Class I	79,575.709	1,192,028	1,438,729
VP Mid Cap Value Fund-Class I	80,360.269	1,633,296	1,699,620
VP Ultra® Fund-Class I	11,135.702	284,508	215,364
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I	268,649.154	3,613,444	3,156,628
BlackRock Global Allocation V.I. Fund-Class I	89,942.529	1,509,440	1,328,451
BlackRock Government Money Market V.I. Fund-Class I	202,385.006	202,385	202,385
BlackRock Variable Series Funds II, Inc.:
BlackRock High Yield V.I. Fund-Class I	123,088.620	894,104	793,921
BNY Mellon Investment Portfolios:
Technology Growth Portfolio-Initial Shares	143,546.385	3,583,030	2,522,110
BNY Mellon Stock Index Fund, Inc.-Initial Shares	245,338.711	11,522,369	14,183,031
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	62,570.907	2,244,522	2,611,084
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	176,970.374	6,615,602	5,650,664
Government Money Market Portfolio	91,238.650	91,238	91,239
Growth and Income Portfolio-Initial Shares	53,581.507	1,578,246	1,546,898
Opportunistic Small Cap Portfolio-Initial Shares	62,015.251	2,813,652	2,442,781
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	122,754.312	1,787,618	1,487,782
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	264,560.249	8,366,929	10,595,638
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	101,909.408	6,910,653	7,090,857
Janus Henderson VIT Forty Portfolio-Institutional Shares	117,612.089	4,659,318	3,985,874
Janus Henderson VIT Global Research Portfolio-Institutional Shares	116,030.040	4,443,261	5,803,823
Janus Henderson VIT Overseas Portfolio-Service Shares	65,308.420	1,728,981	2,400,738
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	186,133.528	2,005,058	1,572,828
U.S. Real Estate Portfolio-Class I	105,999.410	1,912,933	1,375,872
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class	41,644.717	322,094	281,935
PIMCO Real Return Portfolio-Administrative Class	67,343.980	860,072	774,456

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2022

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2):
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares - 1.25% series contract	19,854.630	$33.358982	$662,330
Invesco V.I. American Value Fund-Series I Shares - 0.95% series contract	5.044	35.197138	178
Invesco V.I. Capital Appreciation Fund-Series I Shares - 1.25% series contract	39,726.341	30.240457	1,201,343
Invesco V.I. Core Equity Fund-Series I Shares - 1.25% series contract	3,809.314	23.727166	90,384
Invesco V.I. Core Equity Fund-Series I Shares - 0.95% series contract	528.166	24.959187	13,183
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 1.25% series contract	238,138.851	11.593393	2,760,837
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 0.95% series contract	1,335.983	11.687760	15,615
Invesco V.I. Government Securities Fund-Series I Shares - 1.25% series contract	32,578.745	13.858094	451,479
Invesco V.I. Government Securities Fund-Series I Shares - 0.95% series contract	148.589	14.797021	2,199
Invesco V.I. Main Street Fund®-Series I Shares - 1.25% series contract	4,141.046	31.597548	130,847
Invesco V.I. Main Street Fund®-Series I Shares - 0.95% series contract	12.536	33.338517	418
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I - 1.25% series contract	37,956.639	18.322532	695,462
VP Capital Appreciation Fund-Class I - 0.95% series contract	2,521.254	18.812024	47,430
VP Large Company Value Fund-Class I - 1.25% series contract	53,663.125	26.727108	1,434,260
VP Large Company Value Fund-Class I - 0.95% series contract	158.468	28.199821	4,469
VP Mid Cap Value Fund-Class I - 1.25% series contract	40,634.235	41.231717	1,675,420
VP Mid Cap Value Fund-Class I - 0.95% series contract	556.289	43.503376	24,200
VP Ultra® Fund-Class I - 1.25% series contract	4,538.927	40.895149	185,620
VP Ultra® Fund-Class I - 0.95% series contract	689.353	43.148163	29,744
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I - 1.25% series contract	46,659.601	66.154931	3,086,763
BlackRock Basic Value V.I. Fund-Class I - 0.95% series contract	973.319	71.780018	69,865
BlackRock Global Allocation V.I. Fund-Class I - 1.25% series contract	33,128.409	39.684423	1,314,682
BlackRock Global Allocation V.I. Fund-Class I - 0.95% series contract	319.777	43.058906	13,769
BlackRock Government Money Market V.I. Fund-Class I - 1.25% series contract	157,152.877	1.200983	188,737
BlackRock Government Money Market V.I. Fund-Class I - 0.95% series contract	10,640.815	1.282562	13,648
BlackRock Variable Series Funds II, Inc.:
BlackRock High Yield V.I. Fund-Class I - 1.25% series contract	23,355.795	32.497196	758,998
BlackRock High Yield V.I. Fund-Class I - 0.95% series contract	990.955	35.241338	34,923
BNY Mellon Investment Portfolios:
Technology Growth Portfolio-Initial Shares - 1.25% series contract	59,943.960	40.965871	2,455,657
Technology Growth Portfolio-Initial Shares - 0.95% series contract	1,537.454	43.223065	66,453
BNY Mellon Stock Index Fund, Inc.-Initial Shares - 1.25% series contract	197,126.361	68.664753	13,535,633
BNY Mellon Stock Index Fund, Inc. -Initial Shares - 0.95% series contract	8,689.528	74.503242	647,398
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares - 1.25% series contract	46,491.376	49.602446	2,306,086
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares - 0.95% series contract	5,666.875	53.821162	304,998
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Intial Shares - 1.25% series contract	74,777.441	70.659430	5,283,731
Appreciation Portfolio-Intial Shares - 0.95% series contract	4,786.056	76.667028	366,933
Government Money Market Portfolio - 1.25% series contract	68,676.035	0.965966	66,339
Government Money Market Portfolio - 0.95% series contract	24,446.218	1.018560	24,900
Growth and Income Portfolio-Intial Shares - 1.25% series contract	33,514.640	44.717562	1,498,693
Growth and Income Portfolio-Intial Shares - 0.95% series contract	997.663	48.318011	48,205
Opportunistic Small Cap Portfolio-Intial Shares - 1.25% series contract	67,631.101	34.402048	2,326,649
Opportunistic Small Cap Portfolio-Intial Shares - 0.95% series contract	3,124.148	37.172465	116,132
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A - 1.25% series contract	38,911.271	38.057468	1,480,864
DWS Small Cap Index VIP-Class A - 0.95% series contract	169.229	40.878226	6,918
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.25% series contract	118,194.393	74.334325	8,785,900
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 0.95% series contract	22,437.867	80.655507	1,809,738
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.25% series contract	80,849.244	85.058486	6,876,915
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 0.95% series contract	2,318.063	92.293583	213,942
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.25% series contract	88,130.899	44.340148	3,907,737
Janus Henderson VIT Forty Portfolio-Institutional Shares - 0.95% series contract	1,640.608	47.626588	78,137
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.25% series contract	111,016.740	46.487421	5,160,882
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 0.95% series contract	12,746.332	50.441232	642,941
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.25% series contract	108,227.925	22.182237	2,400,738
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I - 1.25% series contract	77,845.877	20.134222	1,567,366
Core Plus Fixed Income Portfolio-Class I - 0.95% series contract	251.076	21.755174	5,462
U.S. Real Estate Portfolio-Class I - 1.25% series contract	27,273.128	49.220195	1,342,388
U.S. Real Estate Portfolio-Class I - 0.95% series contract	629.584	53.183669	33,484
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class - 1.25% series contract	14,264.042	19.765416	281,935
PIMCO Real Return Portfolio-Administrative Class - 1.25% series contract	54,560.636	14.194405	774,456

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS

For The Year Ended December 31, 2022

	Dividends from Investments in Portfolio Shares	Mortality and Expense Risk Fee (Note 3)	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Gain (Loss) on Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	$4,962	$8,471	$(3,509)	$17,974	$121,042	$(167,481)	$(28,465)	$(31,974)
Invesco V.I. Capital Appreciation Fund-Series I Shares	0	17,826	(17,826)	98,102	478,984	(1,149,885)	(572,799)	(590,625)
Invesco V.I. Core Equity Fund-Series I Shares	1,036	1,476	(440)	(3,069)	17,611	(48,392)	(33,850)	(34,290)
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	0	39,970	(39,970)	40,175	852,954	(2,239,501)	(1,346,372)	(1,386,342)
Invesco V.I. Government Securities Fund-Series I Shares	9,530	6,082	3,448	(3,138)	0	(60,578)	(63,716)	(60,268)
Invesco V.I. Main Street Fund®-Series I Shares	2,103	1,768	335	(685)	54,203	(89,636)	(36,118)	(35,783)
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	0	10,196	(10,196)	(5,935)	118,016	(436,077)	(323,996)	(334,192)
VP Large Company Value Fund-Class I	32,178	19,243	12,935	48,741	85,321	(172,810)	(38,748)	(25,813)
VP Mid Cap Value Fund-Class I	40,483	22,677	17,806	69,340	251,166	(387,416)	(66,910)	(49,104)
VP Ultra® Fund-Class I	0	3,774	(3,774)	27,529	35,186	(207,473)	(144,758)	(148,532)
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I	47,951	42,099	5,852	(89,020)	324,753	(456,214)	(220,481)	(214,629)
BlackRock Global Allocation V.I. Fund-Class I	0	19,029	(19,029)	(25,813)	19,073	(275,966)	(282,706)	(301,735)
BlackRock Government Money Market V.I. Fund-Class I	2,771	2,465	306	0	0	0	0	306
BlackRock Variable Series Funds II, Inc.:
BlackRock High Yield V.I. Fund-Class I	43,073	11,200	31,873	(21,227)	0	(135,024)	(156,251)	(124,378)
BNY Mellon Investment Portfolios:
Technology Growth Portfolio-Initial Shares	0	41,008	(41,008)	234,207	323,772	(2,921,036)	(2,363,057)	(2,404,065)
BNY Mellon Stock Index Fund, Inc.-Initial Shares	207,035	193,140	13,895	843,098	1,336,609	(5,755,841)	(3,576,134)	(3,562,239)
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	15,393	35,844	(20,451)	68,111	210,825	(1,115,064)	(836,128)	(856,579)
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	40,575	75,663	(35,088)	(107,890)	1,829,672	(3,147,227)	(1,425,445)	(1,460,533)
Government Money Market Portfolio	1,116	1,096	20	0	0	0	0	20
Growth and Income Portfolio-Initial Shares	13,646	21,959	(8,313)	121,715	345,592	(834,281)	(366,974)	(375,287)
Opportunistic Small Cap Portfolio-Initial Shares	0	34,377	(34,377)	20,989	574,074	(1,134,435)	(539,372)	(573,749)
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	15,418	20,754	(5,336)	(12,657)	290,020	(701,757)	(424,394)	(429,730)
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	142,010	140,601	1,409	511,042	365,096	(3,266,445)	(2,390,307)	(2,388,898)
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	15,290	94,941	(79,651)	142,713	1,236,719	(2,822,151)	(1,442,719)	(1,522,370)
Janus Henderson VIT Forty Portfolio-Institutional Shares	8,726	59,382	(50,656)	159,485	722,048	(3,070,021)	(2,188,488)	(2,239,144)
Janus Henderson VIT Global Research Portfolio-Institutional Shares	65,562	77,115	(11,553)	221,438	695,324	(2,469,088)	(1,552,326)	(1,563,879)
Janus Henderson VIT Overseas Portfolio-Service Shares	40,567	30,270	10,297	70,864	0	(353,156)	(282,292)	(271,995)
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	68,890	21,983	46,907	(31,728)	30,759	(354,750)	(355,719)	(308,812)
U.S. Real Estate Portfolio-Class I	20,077	20,056	21	(16,690)	351,312	(869,914)	(535,292)	(535,271)
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class	15,430	3,848	11,582	(3,764)	0	(47,532)	(51,296)	(39,714)
PIMCO Real Return Portfolio-Administrative Class	61,103	10,991	50,112	12,157	0	(190,165)	(178,008)	(127,896)

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

For The Year Ended December 31, 2022

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	$(3,509)	$17,974	$121,042	$(167,481)	$(31,974)	$0	$96,129	$(9,981)	$(106,110)	$(138,084)	$800,592	$662,508
Invesco V.I. Capital Appreciation Fund-Series I Shares	(17,826)	98,102	478,984	(1,149,885)	(590,625)	804	326,862	101,233	(224,825)	(815,450)	2,016,793	1,201,343
Invesco V.I. Core Equity Fund-Series I Shares	(440)	(3,069)	17,611	(48,392)	(34,290)	118	22,158	730	(21,310)	(55,600)	159,167	103,567
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	(39,970)	40,175	852,954	(2,239,501)	(1,386,342)	8,282	225,315	(25,574)	(242,607)	(1,628,949)	4,405,401	2,776,452
Invesco V.I. Government Securities Fund-Series I Shares	3,448	(3,138)	0	(60,578)	(60,268)	338	25,233	(13,248)	(38,143)	(98,411)	552,089	453,678
Invesco V.I. Main Street Fund®-Series I Shares	335	(685)	54,203	(89,636)	(35,783)	0	1,782	799	(983)	(36,766)	168,031	131,265
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	(10,196)	(5,935)	118,016	(436,077)	(334,192)	7,758	133,092	(17,317)	(142,651)	(476,843)	1,219,735	742,892
VP Large Company Value Fund-Class I	12,935	48,741	85,321	(172,810)	(25,813)	3,422	163,287	(59,347)	(219,211)	(245,024)	1,683,753	1,438,729
VP Mid Cap Value Fund-Class I	17,806	69,340	251,166	(387,416)	(49,104)	9,573	310,409	(78,603)	(379,439)	(428,543)	2,128,163	1,699,620
VP Ultra® Fund-Class I	(3,774)	27,529	35,186	(207,473)	(148,532)	812	230,285	9,647	(219,826)	(368,358)	583,722	215,364
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I	5,852	(89,020)	324,753	(456,214)	(214,629)	5,795	262,424	(78,687)	(335,316)	(549,945)	3,706,573	3,156,628
BlackRock Global Allocation V.I. Fund-Class I	(19,029)	(25,813)	19,073	(275,966)	(301,735)	2,148	189,269	(1,158)	(188,279)	(490,014)	1,818,465	1,328,451
BlackRock Government Money Market V.I. Fund-Class I	306	0	0	0	306	3,259	11,571	15,869	7,557	7,863	194,522	202,385
BlackRock Variable Series Funds II, Inc.:
BlackRock High Yield V.I. Fund-Class I	31,873	(21,227)	0	(135,024)	(124,378)	918	140,156	(14,729)	(153,967)	(278,345)	1,072,266	793,921
BNY Mellon Investment Portfolios:
Technology Growth Portfolio-Initial Shares	(41,008)	234,207	323,772	(2,921,036)	(2,404,065)	9,281	555,266	(31,609)	(577,594)	(2,981,659)	5,503,769	2,522,110
BNY Mellon Stock Index Fund, Inc.-Initial Shares	13,895	843,098	1,336,609	(5,755,841)	(3,562,239)	45,226	1,402,587	(23,990)	(1,381,350)	(4,943,589)	19,126,620	14,183,031
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	(20,451)	68,111	210,825	(1,115,064)	(856,579)	11,255	208,598	(35,122)	(232,465)	(1,089,044)	3,700,128	2,611,084
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	(35,088)	(107,890)	1,829,672	(3,147,227)	(1,460,533)	18,927	641,598	(160,097)	(782,768)	(2,243,301)	7,893,965	5,650,664
Government Money Market Portfolio	20	0	0	0	20	62	5,605	(2,162)	(7,705)	(7,685)	98,924	91,239
Growth and Income Portfolio-Initial Shares	(8,313)	121,715	345,592	(834,281)	(375,287)	4,522	710,833	(2,604)	(708,915)	(1,084,202)	2,631,100	1,546,898
Opportunistic Small Cap Portfolio-Initial Shares	(34,377)	20,989	574,074	(1,134,435)	(573,749)	15,769	241,022	(137,795)	(363,048)	(936,797)	3,379,578	2,442,781
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	(5,336)	(12,657)	290,020	(701,757)	(429,730)	8,397	168,810	46,487	(113,926)	(543,656)	2,031,438	1,487,782
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	1,409	511,042	365,096	(3,266,445)	(2,388,898)	23,848	1,011,758	(110,091)	(1,098,001)	(3,486,899)	14,082,537	10,595,638
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	(79,651)	142,713	1,236,719	(2,822,151)	(1,522,370)	22,478	436,398	(31,219)	(445,140)	(1,967,510)	9,058,367	7,090,857
Janus Henderson VIT Forty Portfolio-Institutional Shares	(50,656)	159,485	722,048	(3,070,021)	(2,239,144)	20,641	586,489	(19,133)	(584,981)	(2,824,125)	6,809,999	3,985,874
Janus Henderson VIT Global Research Portfolio-Institutional Shares	(11,553)	221,438	695,324	(2,469,088)	(1,563,879)	34,528	367,723	(136,196)	(469,392)	(2,033,271)	7,837,094	5,803,823
Janus Henderson VIT Overseas Portfolio-Service Shares	10,297	70,864	0	(353,156)	(271,995)	10,243	298,835	17,725	(270,867)	(542,862)	2,943,600	2,400,738
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	46,907	(31,728)	30,759	(354,750)	(308,812)	1,228	224,497	(21,723)	(244,993)	(553,805)	2,126,633	1,572,828
U.S. Real Estate Portfolio-Class I	21	(16,690)	351,312	(869,914)	(535,271)	7,057	107,153	26,084	(74,012)	(609,283)	1,985,155	1,375,872
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class	11,582	(3,764)	0	(47,532)	(39,714)	536	12,877	(12,443)	(24,784)	(64,498)	346,433	281,935
PIMCO Real Return Portfolio-Administrative Class	50,112	12,157	0	(190,165)	(127,896)	1,349	208,079	(13,944)	(220,674)	(348,570)	1,123,026	774,456

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

For The Year Ended December 31, 2021

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	$(6,457)	$3,143	$0	$186,929	$183,615	$0	$98,187	$(12,953)	$(111,140)	$72,475	$728,117	$800,592
Invesco V.I. Capital Appreciation Fund-Series I Shares	(24,053)	55,985	103,144	228,748	363,824	1,137	108,008	(48,281)	(155,152)	208,672	1,808,121	2,016,793
Invesco V.I. Core Equity Fund-Series I Shares	(1,241)	(2,501)	3,565	43,043	42,866	1,546	17,718	(45,330)	(61,502)	(18,636)	177,803	159,167
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	(53,277)	158,641	456,365	116,683	678,412	34,796	342,716	(20,532)	(328,452)	349,960	4,055,441	4,405,401
Invesco V.I. Government Securities Fund-Series I Shares	6,445	(18)	0	(25,889)	(19,462)	325	7,348	23,265	16,242	(3,220)	555,309	552,089
Invesco V.I. Main Street Fund®-Series I Shares	(737)	1,677	9,056	22,919	32,915	0	23,122	29,109	5,987	38,902	129,129	168,031
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	(14,797)	11,250	138,881	(26,325)	109,009	7,340	58,054	2,141	(48,572)	60,437	1,159,298	1,219,735
VP Large Company Value Fund-Class I	2,526	53,172	0	238,335	294,033	4,419	198,109	25,290	(168,400)	125,633	1,558,120	1,683,753
VP Mid Cap Value Fund-Class I	(2,772)	83,334	0	331,620	412,182	8,540	445,816	22,718	(414,559)	(2,377)	2,130,540	2,128,163
VP Ultra® Fund-Class I	(7,843)	98,554	44,905	(16,153)	119,463	546	240,885	(9,652)	(249,990)	(130,527)	714,249	583,722
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I	10	(74,515)	521,253	220,289	667,037	32,855	467,165	(34,885)	(469,196)	197,841	3,508,732	3,706,573
BlackRock Global Allocation V.I. Fund-Class I	(6,475)	25,981	250,660	(173,825)	96,341	2,451	181,348	55,981	(122,916)	(26,575)	1,845,040	1,818,465
BlackRock Government Money Market V.I. Fund-Class I	(2,009)	0	10	0	(1,999)	3,148	149	2	3,001	1,002	193,520	194,522
BlackRock Variable Series Funds II, Inc.:
BlackRock High Yield V.I. Fund-Class I	35,813	(1,266)	3,008	5,960	43,515	2,001	156,697	19,417	(135,279)	(91,764)	1,164,030	1,072,266
BNY Mellon Investment Portfolios:
Technology Growth Portfolio-Initial Shares	(69,229)	383,727	717,879	(437,171)	595,206	11,888	640,259	(71,867)	(700,238)	(105,032)	5,608,801	5,503,769
BNY Mellon Stock Index Fund, Inc.-Initial Shares	(19,153)	1,051,620	776,384	2,384,212	4,193,063	47,193	1,588,363	(96,159)	(1,637,329)	2,555,734	16,570,886	19,126,620
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	(15,950)	254,119	90,770	553,443	882,382	11,611	1,024,243	(56,776)	(1,069,408)	(187,026)	3,887,154	3,700,128
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	(58,924)	26,049	701,671	1,001,543	1,670,339	23,260	542,328	(202,826)	(721,894)	948,445	6,945,520	7,893,965
Government Money Market Portfolio	(1,441)	0	0	0	(1,441)	357	476,767	468,864	(7,546)	(8,987)	107,911	98,924
Growth and Income Portfolio-Initial Shares	(19,500)	89,699	160,825	300,813	531,837	4,566	129,578	(71,731)	(196,742)	335,095	2,296,005	2,631,100
Opportunistic Small Cap Portfolio-Initial Shares	(40,479)	289,043	0	239,479	488,043	46,128	540,582	(3,570)	(498,024)	(9,981)	3,389,559	3,379,578
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	(8,947)	75,081	125,982	72,793	264,909	7,750	265,944	(26,851)	(285,045)	(20,136)	2,051,574	2,031,438
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	(43,657)	981,750	107,753	972,668	2,018,514	30,658	2,042,682	(94,219)	(2,106,243)	(87,729)	14,170,266	14,082,537
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	(86,613)	921,398	786,951	(284,713)	1,337,023	24,313	1,507,995	(110,632)	(1,594,314)	(257,291)	9,315,658	9,058,367
Janus Henderson VIT Forty Portfolio-Institutional Shares	(87,503)	624,449	832,603	6,472	1,376,021	24,960	1,459,037	(70,576)	(1,504,653)	(128,632)	6,938,631	6,809,999
Janus Henderson VIT Global Research Portfolio-Institutional Shares	(54,121)	475,117	358,683	385,543	1,165,222	66,565	753,609	(1,832)	(688,876)	476,346	7,360,748	7,837,094
Janus Henderson VIT Overseas Portfolio-Service Shares	(7,367)	87,985	0	259,778	340,396	11,053	411,366	(43,694)	(444,006)	(103,610)	3,047,210	2,943,600
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	58,835	33,292	143,853	(273,042)	(37,062)	2,157	382,430	30,574	(349,699)	(386,761)	2,513,394	2,126,633
U.S. Real Estate Portfolio-Class I	14,274	37,681	0	554,071	606,026	8,991	199,799	(136,763)	(327,572)	278,454	1,706,701	1,985,155
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class	11,638	4,319	0	(7,093)	8,864	1,436	93,578	(7,795)	(99,938)	(91,074)	437,507	346,433
PIMCO Real Return Portfolio-Administrative Class	43,875	21,926	0	(17,203)	48,598	2,309	299,512	21,497	(275,706)	(227,108)	1,350,134	1,123,026

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

December 31, 2022

(1) ORGANIZATION

Annuity Investors Variable Account A (the “Account”) is registered under the Investment Company Act of 1940, as amended, as a unit investment trust and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The Account was established on May 26, 1995 and commenced operations on December 7, 1995 as a segregated investment account for individual and group variable annuity contracts, which are registered under the Securities Act of 1933. The operations of the Account are included in the operations of Annuity Investors Life Insurance Company (the “Company”) pursuant to the provisions of the Ohio Insurance Code. As of May 28, 2021, the Company is a direct wholly-owned subsidiary of MassMutual Ascend Life Insurance Company, which is a wholly-owned subsidiary of Glidepath Holdings, Inc., a financial services holding company wholly-owned by Massachusetts Mutual Life Insurance Company (“MassMutual”). Prior to that date, the Company was a direct wholly-owned subsidiary of Great American Financial Resources, Inc., a financial services holding company wholly-owned by American Financial Group, Inc. The Company is licensed in 48 states and the District of Columbia.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

At December 31, 2022 and for the two year period then ended, the following investment options or funds, each representing a sub-account of the Account, were available:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):

•	Invesco V.I. American Value Fund-Series I Shares

•	Invesco V.I. Capital Appreciation Fund-Series I Shares

•	Invesco V.I. Core Equity Fund-Series I Shares

•	Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares

•	Invesco V.I. Government Securities Fund-Series I Shares

•	Invesco V.I. Main Street Fund®-Series I Shares

American Century Variable Portfolios, Inc:

•	VP Capital Appreciation Fund-Class I

•	VP Large Company Value Fund-Class I

•	VP Mid Cap Value Fund-Class I

•	VP Ultra® Fund-Class I

BlackRock Variable Series Funds, Inc.:

•	BlackRock Basic Value V.I. Fund-Class I

•	BlackRock Global Allocation V.I. Fund-Class I

•	BlackRock Government Money Market V.I. Fund-Class I

BlackRock Variable Series Funds II, Inc.:

•	BlackRock High Yield V.I. Fund-Class I

BNY Mellon Investment Portfolios:

•	Technology Growth Portfolio-Initial Shares

BNY Mellon Stock Index Fund, Inc. – Initial Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares

BNY Mellon Variable Investment Fund:

•	Appreciation Portfolio-Initial Shares

•	Government Money Market Portfolio

•	Growth and Income Portfolio-Initial Shares

•	Opportunistic Small Cap Portfolio-Initial Shares

Deutsche DWS Investments VIT Funds:

•	DWS Small Cap Index VIP-Class A

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(1) ORGANIZATION - Continued

Janus Aspen Series:

•	Janus Henderson VIT Balanced Portfolio-Institutional Shares

•	Janus Henderson VIT Enterprise Portfolio-Institutional Shares

•	Janus Henderson VIT Forty Portfolio-Institutional Shares

•	Janus Henderson VIT Global Research Portfolio-Institutional Shares

•	Janus Henderson VIT Overseas Portfolio-Service Shares

Morgan Stanley Variable Insurance Fund, Inc.:

•	Core Plus Fixed Income Portfolio-Class I

•	U.S. Real Estate Portfolio-Class I

PIMCO Variable Insurance Trust:

•	PIMCO High Yield Portfolio-Administrative Class

•	PIMCO Real Return Portfolio-Administrative Class

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):

Effective April 30, 2021, Invesco Oppenheimer V.I. Capital Appreciation Fund was renamed Invesco V.I. Capital Appreciation Fund.

Effective April 30, 2021, Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund was renamed Invesco V.I. Discovery Mid Cap Growth Fund.

Effective April 30, 2021, Invesco Oppenheimer V.I. Main Street Fund was renamed Invesco V.I. Main Street Fund.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates.

Fair Value Measurements

Accounting standards for measuring fair value are based on inputs used in estimating fair value. The three levels of the hierarchy are as follows:

Level 1 – Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis).

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets.

Level 3 – Valuations derived from market valuation techniques generally consistent with those used to estimate the fair values of Level 2 financial instruments in which one or more significant inputs are unobservable. The unobservable inputs may include management’s own assumptions about the assumptions market participants would use based on the best information available in the circumstances.

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Continued

Fair Value Measurements-Continued

The investments of the Sub-Accounts are measured at fair value. All the investments are categorized as Level 1 as of December 31, 2022.

Investments

Investments are stated at fair value as determined by the closing net asset values of the respective portfolios. Net asset value is quoted by the fund company and is derived using the fair value of the underlying investments. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Income from dividends is recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis. The Sub-Accounts do not hold any investments that are restricted as to resale.

Net investment income (loss), net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract’s pro rata share of the assets of the Account as of the beginning of the valuation date.

Federal Income Taxes

No provision for federal income taxes has been made in the accompanying financial statements as the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under Subchapter L of the Internal Revenue Code. Net investment income (loss) and realized gains (losses) will be retained in the Account and will not be taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

Net Assets Attributable to Variable Annuity Contract Holders

The variable annuity contract reserves at the insurance company are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (loss), net realized gain (loss) and unrealized appreciation (depreciation) on investments.

(3) DEDUCTIONS AND EXPENSES

Although periodic annuitization payments to contract owners vary according to the investment performance of the sub-accounts, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

The mortality risk assumed by the Company results from the life annuity payment option in the contracts, in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses.

Under each contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. These fees are equal on an annual basis to a percentage of the daily value of the total investments of the Account. In connection with certain contracts in which the Company incurs reduced sales and servicing expenses, such as contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates, the Company may offer enhanced contracts.

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(3) DEDUCTIONS AND EXPENSES-Continued

The following schedule lists aggregate mortality and expense risk fees deducted by contract type for the year ended December 31, 2022:

1.25% Series Contracts	$1,040,482
0.95% Series Contracts	48,820

$1,089,302

The Company may deduct a percentage of purchase payments surrendered to cover sales expenses. The percentage ranges from 0% to a maximum of 7.0% based upon the product and number of years the purchase payment has been held.

In addition, the Company may deduct units from contracts annually and upon full surrender to cover an administrative fee of $25 per contract. These fees totaled $13,435 for the year ended December 31, 2022.

(4) OTHER

Other Transactions with Affiliates

MM Ascend Life Investors Services, LLC (MMALIS), an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company. All commissions and amounts paid to MMALIS for acting as underwriter are paid by the Company.

Pursuant to an administrative services agreement between MassMutual, the Company, and affiliates of the Company, MassMutual provides administrative and support services to the Company and the Account.

Subsequent Events

Management has evaluated the impact of subsequent events on the Account through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(5)	PURCHASES AND SALES OF INVESTMENT IN PORTFOLIO SHARES

The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the year ended December 31, 2022, are as follows:

	Cost of Purchases	Proceeds from Sales
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Value Fund-Series I Shares	$127,709	$116,286
Invesco V.I. Capital Appreciation Fund-Series I Shares	583,369	347,036
Invesco V.I. Core Equity Fund-Series I Shares	21,338	25,477
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	939,894	369,517
Invesco V.I. Government Securities Fund-Series I Shares	12,185	46,880
Invesco V.I. Main Street Fund®-Series I Shares	59,119	5,564
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	122,920	157,751
VP Large Company Value Fund-Class	144,111	265,066
VP Mid Cap Value Fund-Class I	298,294	408,761
VP Ultra® Fund-Class I	47,271	235,685
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I	382,159	386,870
BlackRock Global Allocation V.I. Fund-Class I	30,238	218,473
BlackRock Government Money Market V.I. Fund-Class	21,570	13,707
BlackRock Variable Series Funds II, Inc.:
BlackRock High Yield V.I. Fund-Class I	48,955	171,049
BNY Mellon Investment Portfolios:
Technology Growth Portfolio-Initial Shares	343,265	638,095
BNY Mellon Stock Index Fund, Inc.-Initial Shares	1,563,076	1,593,922
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	227,913	270,004
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	1,911,202	899,386
Government Money Market Portfolio	13,470	21,155
Growth and Income Portfolio-Initial Shares	370,397	742,033
Opportunistic Small Cap Portfolio-Initial Shares	604,941	428,292
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	358,863	188,105
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	508,459	1,239,955
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	1,271,802	559,874
Janus Henderson VIT Forty Portfolio-Institutional Shares	783,789	697,378
Janus Henderson VIT Global Research Portfolio-Institutional Shares	765,464	551,085
Janus Henderson VIT Overseas Portfolio-Service Shares	71,963	332,533
Morgan Stanley Variable Insurance Fund, Inc.
Core Plus Fixed Income Portfolio-Class I	122,523	289,850
U.S. Real Estate Portfolio-Class I	429,056	151,735
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class	16,043	29,245
PIMCO Real Return Portfolio-Administrative Class	65,426	235,988

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING

	Units Outstanding 1/1/2022	Units Purchased	Units Redeemed	Units Outstanding 12/31/2022
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares - 1.25% series contract	23,015.538	58.607	3,219.515	19,854.630
Invesco V.I. American Value Fund-Series I Shares - 0.95% series contract	61.929	30.083	86.968	5.044
Invesco V.I. Capital Appreciation Fund-Series I Shares - 1.25% series contract	45,503.955	3,119.613	8,897.227	39,726.341
Invesco V.I. Capital Appreciation Fund-Series I Shares - 0.95% series contract	77.599	0.000	77.599	0.000
Invesco V.I. Core Equity Fund-Series I Shares - 1.25% series contract	4,713.469	0.000	904.155	3,809.314
Invesco V.I. Core Equity Fund-Series I Shares - 0.95% series contract	524.363	91.140	87.337	528.166
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 1.25% series contract	256,439.477	7,484.503	25,785.129	238,138.851
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 0.95% series contract	2,533.353	0.000	1,197.370	1,335.983
Invesco V.I. Government Securities Fund-Series I Shares - 1.25% series contract	35,134.131	208.124	2,763.510	32,578.745
Invesco V.I. Government Securities Fund-Series I Shares - 0.95% series contract	148.589	0.000	0.000	148.589
Invesco V.I. Main Street Fund®-Series I Shares - 1.25% series contract	4,181.002	7.082	47.038	4,141.046
Invesco V.I. Main Street Fund®-Series I Shares - 0.95% series contract	12.536	65.686	65.686	12.536
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I - 1.25% series contract	44,678.404	461.679	7,183.444	37,956.639
VP Capital Appreciation Fund-Class I - 0.95% series contract	2,521.254	0.000	0.000	2,521.254
VP Large Company Value Fund-Class I - 1.25% series contract	61,883.535	1,187.497	9,407.907	53,663.125
VP Large Company Value Fund-Class I - 0.95% series contract	158.468	118.639	118.639	158.468
VP Mid Cap Value Fund-Class I - 1.25% series contract	49,647.221	341.396	9,354.382	40,634.235
VP Mid Cap Value Fund-Class I - 0.95% series contract	680.523	24.973	149.207	556.289
VP Ultra® Fund-Class I - 1.25% series contract	8,733.956	295.585	4,490.614	4,538.927
VP Ultra® Fund-Class I - 0.95% series contract	758.675	0.000	69.322	689.353
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I - 1.25% series contract	51,531.031	163.303	5,034.733	46,659.601
BlackRock Basic Value V.I. Fund-Class I - 0.95% series contract	994.813	67.284	88.778	973.319
BlackRock Global Allocation V.I. Fund-Class I - 1.25% series contract	37,610.835	322.602	4,805.028	33,128.409
BlackRock Global Allocation V.I. Fund-Class I - 0.95% series contract	428.978	0.000	109.201	319.777
BlackRock Government Money Market V.I. Fund-Class I - 1.25% series contract	161,559.315	2,722.367	7,128.805	157,152.877
BlackRock Government Money Market V.I. Fund-Class I - 0.95% series contract	579.801	12,443.001	2,381.987	10,640.815
BlackRock Variable Series Funds II, Inc.:
BlackRock High Yield V.I. Fund-Class I - 1.25% series contract	28,085.652	55.240	4,785.097	23,355.795
BlackRock High Yield V.I. Fund-Class I - 0.95% series contract	1,040.790	2.998	52.833	990.955
BNY Mellon Investment Portfolios:
Technology Growth Portfolio-Initial Shares - 1.25% series contract	69,239.537	567.775	9,863.352	59,943.960
Technology Growth Portfolio-Initial Shares - 0.95% series contract	1,795.623	1.560	259.729	1,537.454
BNY Mellon Stock Index Fund, Inc.-Initial Shares - 1.25% series contract	214,995.513	636.556	18,505.708	197,126.361
BNY Mellon Stock Index Fund, Inc.-Initial Shares - 0.95% series contract	8,958.916	29.617	299.005	8,689.528
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares - 1.25% series contract	50,405.155	175.616	4,089.395	46,491.376
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares - 0.95% series contract	5,926.106	0.000	259.231	5,666.875
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Intial Shares - 1.25% series contract	84,167.441	743.865	10,133.865	74,777.441
Appreciation Portfolio-Intial Shares - 0.95% series contract	5,756.215	25.746	995.905	4,786.056
Government Money Market Portfolio - 1.25% series contract	85,605.898	1,888.467	18,818.330	68,676.035
Government Money Market Portfolio - 0.95% series contract	15,993.955	10,468.122	2,015.859	24,446.218
Growth and Income Portfolio-Intial Shares - 1.25% series contract	48,322.167	108.908	14,916.435	33,514.640
Growth and Income Portfolio-Intial Shares - 0.95% series contract	1,088.166	204.026	294.529	997.663
Opportunistic Small Cap Portfolio-Intial Shares - 1.25% series contract	77,034.409	1,143.963	10,547.271	67,631.101
Opportunistic Small Cap Portfolio-Intial Shares - 0.95% series contract	3,577.832	0.000	453.684	3,124.148
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A - 1.25% series contract	41,652.813	1,494.456	4,235.998	38,911.271
DWS Small Cap Index VIP-Class A - 0.95% series contract	169.229	0.000	0.000	169.229
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.25% series contract	129,345.913	246.032	11,397.552	118,194.393
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 0.95% series contract	25,008.211	16.277	2,586.621	22,437.867
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.25% series contract	85,734.962	438.302	5,324.020	80,849.244
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 0.95% series contract	2,465.781	1.092	148.810	2,318.063
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.25% series contract	98,562.733	1,435.782	11,867.616	88,130.899
Janus Henderson VIT Forty Portfolio-Institutional Shares - 0.95% series contract	2,069.694	0.000	429.086	1,640.608
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.25% series contract	119,600.762	518.002	9,102.024	111,016.740
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 0.95% series contract	13,463.145	0.000	716.813	12,746.332
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.25% series contract	119,386.503	2,014.431	13,173.009	108,227.925
Janus Henderson VIT Overseas Portfolio-Service Shares - 0.95% series contract	73.882	0.000	73.882	0.000
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I - 1.25% series contract	88,936.738	1,179.688	12,270.549	77,845.877
Core Plus Fixed Income Portfolio-Class I - 0.95% series contract	390.132	0.000	139.056	251.076
U.S. Real Estate Portfolio-Class I - 1.25% series contract	28,359.152	1,156.169	2,242.193	27,273.128
U.S. Real Estate Portfolio-Class I - 0.95% series contract	644.257	119.809	134.482	629.584
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class - 1.25% series contract	15,458.676	104.205	1,298.839	14,264.042
PIMCO High Yield Portfolio-Administrative Class - 0.95% series contract	64.053	0.000	64.053	0.000
PIMCO Real Return Portfolio-Administrative Class - 1.25% series contract	68,824.778	358.521	14,622.663	54,560.636
PIMCO Real Return Portfolio-Administrative Class - 0.95% series contract	0.000	44.615	44.615	0.000

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING

	Units Outstanding 1/1/2021	Units Purchased	Units Redeemed	Units Outstanding 12/31/2021
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares - 1.25% series contract	26,440.476	123.923	3,548.861	23,015.538
Invesco V.I. American Value Fund-Series I Shares - 0.95% series contract	78.539	0.000	16.610	61.929
Invesco V.I. Capital Appreciation Fund-Series I Shares - 1.25% series contract	49,361.666	791.152	4,648.863	45,503.955
Invesco V.I. Capital Appreciation Fund-Series I Shares - 0.95% series contract	100.258	0.000	22.659	77.599
Invesco V.I. Core Equity Fund-Series I Shares - 1.25% series contract	6,823.307	46.117	2,155.955	4,713.469
Invesco V.I. Core Equity Fund-Series I Shares - 0.95% series contract	567.629	7.446	50.712	524.363
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 1.25% series contract	277,800.620	4,510.739	25,871.882	256,439.477
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 0.95% series contract	2,591.444	0.000	58.091	2,533.353
Invesco V.I. Government Securities Fund-Series I Shares - 1.25% series contract	34,101.968	1,530.957	498.794	35,134.131
Invesco V.I. Government Securities Fund-Series I Shares - 0.95% series contract	148.589	0.000	0.000	148.589
Invesco V.I. Main Street Fund®-Series I Shares - 1.25% series contract	3,609.866	810.633	239.497	4,181.002
Invesco V.I. Main Street Fund®-Series I Shares - 0.95% series contract	429.626	0.000	417.090	12.536
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I - 1.25% series contract	46,731.083	401.203	2,453.882	44,678.404
VP Capital Appreciation Fund-Class I - 0.95% series contract	2,521.254	0.000	0.000	2,521.254
VP Large Company Value Fund-Class I - 1.25% series contract	68,414.246	2,890.635	9,421.346	61,883.535
VP Large Company Value Fund-Class I - 0.95% series contract	572.022	0.000	413.554	158.468
VP Mid Cap Value Fund-Class I - 1.25% series contract	60,195.830	2,118.733	12,667.342	49,647.221
VP Mid Cap Value Fund-Class I - 0.95% series contract	1,093.473	0.000	412.950	680.523
VP Ultra® Fund-Class I - 1.25% series contract	13,368.365	132.919	4,767.328	8,733.956
VP Ultra® Fund-Class I - 0.95% series contract	778.916	0.000	20.241	758.675
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I - 1.25% series contract	58,533.019	928.678	7,930.666	51,531.031
BlackRock Basic Value V.I. Fund-Class I - 0.95% series contract	1,208.710	0.000	213.897	994.813
BlackRock Global Allocation V.I. Fund-Class I - 1.25% series contract	40,161.790	1,283.278	3,834.233	37,610.835
BlackRock Global Allocation V.I. Fund-Class I - 0.95% series contract	493.941	0.000	64.963	428.978
BlackRock Government Money Market V.I. Fund-Class I - 1.25% series contract	159,072.771	2,536.193	49.649	161,559.315
BlackRock Government Money Market V.I. Fund-Class I - 0.95% series contract	579.801	0.000	0.000	579.801
BlackRock Variable Series Funds II, Inc.:
BlackRock High Yield V.I. Fund-Class I - 1.25% series contract	31,851.537	689.729	4,455.614	28,085.652
BlackRock High Yield V.I. Fund-Class I - 0.95% series contract	1,051.217	4.999	15.426	1,040.790
BNY Mellon Investment Portfolios:
Technology Growth Portfolio-Initial Shares - 1.25% series contract	78,924.695	192.453	9,877.611	69,239.537
Technology Growth Portfolio-Initial Shares - 0.95% series contract	1,820.723	2.523	27.623	1,795.623
BNY Mellon Stock Index Fund, Inc.-Initial Shares - 1.25% series contract	237,058.678	396.149	22,459.314	214,995.513
BNY Mellon Stock Index Fund, Inc.-Initial Shares - 0.95% series contract	9,077.924	0.000	119.008	8,958.916
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares - 1.25% series contract	67,662.352	160.289	17,417.486	50,405.155
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares - 0.95% series contract	6,668.902	0.000	742.796	5,926.106
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Intial Shares - 1.25% series contract	93,585.959	240.264	9,658.782	84,167.441
Appreciation Portfolio-Intial Shares - 0.95% series contract	5,806.475	0.000	50.260	5,756.215
Government Money Market Portfolio - 1.25% series contract	93,551.312	484,211.345	492,156.759	85,605.898
Government Money Market Portfolio - 0.95% series contract	15,993.955	0.000	0.000	15,993.955
Growth and Income Portfolio-Intial Shares - 1.25% series contract	52,361.914	78.337	4,118.084	48,322.167
Growth and Income Portfolio-Intial Shares - 0.95% series contract	1,136.745	0.000	48.579	1,088.166
Opportunistic Small Cap Portfolio-Intial Shares - 1.25% series contract	89,451.119	1,848.853	14,265.563	77,034.409
Opportunistic Small Cap Portfolio-Intial Shares - 0.95% series contract	3,585.481	0.000	7.649	3,577.832
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A - 1.25% series contract	47,127.231	1,363.582	6,838.000	41,652.813
DWS Small Cap Index VIP-Class A - 0.95% series contract	603.306	0.000	434.077	169.229
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.25% series contract	151,921.571	278.909	22,854.567	129,345.913
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 0.95% series contract	28,009.924	4.266	3,005.979	25,008.211
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.25% series contract	101,875.974	902.614	17,043.626	85,734.962
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 0.95% series contract	2,792.792	1.942	328.953	2,465.781
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.25% series contract	121,835.144	448.576	23,720.987	98,562.733
Janus Henderson VIT Forty Portfolio-Institutional Shares - 0.95% series contract	2,605.742	0.000	536.048	2,069.694
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.25% series contract	131,028.509	1,354.159	12,781.906	119,600.762
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 0.95% series contract	14,758.743	0.000	1,295.598	13,463.145
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.25% series contract	137,487.648	2,313.988	20,415.133	119,386.503
Janus Henderson VIT Overseas Portfolio-Service Shares - 0.95% series contract	814.905	0.000	741.023	73.882
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I - 1.25% series contract	103,454.559	5,184.722	19,702.543	88,936.738
Core Plus Fixed Income Portfolio-Class I - 0.95% series contract	461.493	0.000	71.361	390.132
U.S. Real Estate Portfolio-Class I - 1.25% series contract	33,765.533	627.866	6,034.247	28,359.152
U.S. Real Estate Portfolio-Class I - 0.95% series contract	668.436	0.000	24.179	644.257
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class - 1.25% series contract	19,979.485	1,103.315	5,624.124	15,458.676
PIMCO High Yield Portfolio-Administrative Class - 0.95% series contract	82.756	0.000	18.703	64.053
PIMCO Real Return Portfolio-Administrative Class - 1.25% series contract	86,292.253	2,650.767	20,118.242	68,824.778

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2022				Year Ended December 31, 2022
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	20	$33.358982	$35.197138	$663	0.68%	0.95%	1.25%	-3.83%	-3.54%
Invesco V.I. Capital Appreciation Fund-Series I Shares	40	30.240457	30.240457	1,201	0.00%	1.25%	1.25%	-31.65%	-31.65%
Invesco V.I. Core Equity Fund-Series I Shares	4	23.727166	24.959187	104	0.79%	0.95%	1.25%	-21.54%	-21.30%
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	239	11.593393	11.687760	2,776	0.00%	0.95%	1.25%	-31.84%	-31.64%
Invesco V.I. Government Securities Fund-Series I Shares	33	13.858094	14.797021	454	1.90%	0.95%	1.25%	-11.41%	-11.14%
Invesco V.I. Main Street Fund®-Series I Shares	4	31.597548	33.338517	131	1.41%	0.95%	1.25%	-21.13%	-20.89%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	40	18.322532	18.812024	743	0.00%	0.95%	1.25%	-29.01%	-28.79%
VP Large Company Value Fund-Class I	54	26.727108	28.199821	1,439	2.06%	0.95%	1.25%	-1.50%	-1.21%
VP Mid Cap Value Fund-Class I	41	41.231717	43.503376	1,700	2.12%	0.95%	1.25%	-2.42%	-2.13%
VP Ultra® Fund-Class I	5	40.895149	43.148163	215	0.00%	0.95%	1.25%	-33.22%	-33.02%
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I	48	66.154931	71.780018	3,157	1.40%	0.95%	1.25%	-6.11%	-5.82%
BlackRock Global Allocation V.I. Fund-Class I	33	39.684423	43.058906	1,328	0.00%	0.95%	1.25%	-16.91%	-16.66%
BlackRock Government Money Market V.I. Fund-Class I	168	1.200983	1.282562	202	1.40%	0.95%	1.25%	0.13%	0.35%
BlackRock Variable Series Funds II, Inc.:
BlackRock High Yield V.I. Fund-Class I	24	32.497196	35.241338	793	4.62%	0.95%	1.25%	-11.47%	-11.20%
BNY Mellon Investment Portfolios:
Technology Growth Portfolio-Initial Shares	61	40.965871	43.223065	2,522	0.00%	0.95%	1.25%	-47.06%	-46.90%
BNY Mellon Stock Index Fund, Inc.-Initial Shares	206	68.664753	74.503242	14,183	1.24%	0.95%	1.25%	-19.34%	-19.09%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	52	49.602446	53.821162	2,611	0.49%	0.95%	1.25%	-23.83%	-23.60%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	80	70.659430	76.667028	5,651	0.60%	0.95%	1.25%	-19.09%	-18.84%
Government Money Market Portfolio	93	0.965966	1.018560	91	1.17%	0.95%	1.25%	0.01%	0.30%
Growth and Income Portfolio-Initial Shares	35	44.717562	48.318011	1,547	0.65%	0.95%	1.25%	-15.88%	-15.63%
Opportunistic Small Cap Portfolio-Initial Shares	71	34.402048	37.172465	2,443	0.00%	0.95%	1.25%	-17.66%	-17.41%
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	39	38.057468	40.878226	1,488	0.88%	0.95%	1.25%	-21.63%	-21.39%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	141	74.334325	80.655507	10,596	1.15%	0.95%	1.25%	-17.45%	-17.19%
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	83	85.058486	92.293583	7,091	0.19%	0.95%	1.25%	-16.99%	-16.74%
Janus Henderson VIT Forty Portfolio-Institutional Shares	90	44.340148	47.626588	3,986	0.16%	0.95%	1.25%	-34.38%	-34.18%
Janus Henderson VIT Global Research Portfolio-Institutional Shares	124	46.487421	50.441232	5,804	0.96%	0.95%	1.25%	-20.42%	-20.18%
Janus Henderson VIT Overseas Portfolio-Service Shares	108	22.182237	22.182237	2,401	1.52%	1.25%	1.25%	-9.97%	-9.97%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	78	20.134222	21.755174	1,573	3.72%	0.95%	1.25%	-15.40%	-15.14%
U.S. Real Estate Portfolio-Class I	28	49.220195	53.183669	1,376	1.19%	0.95%	1.25%	-27.97%	-27.75%
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class	14	19.765416	19.765416	282	4.91%	1.25%	1.25%	-11.42%	-11.42%
PIMCO Real Return Portfolio-Administrative Class	55	14.194405	14.194405	774	6.44%	1.25%	1.25%	-13.01%	-13.01%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2021				Year Ended December 31, 2021
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	23	$34.686683	$36.487331	$801	0.44%	0.95%	1.25%	26.35%	26.74%
Invesco V.I. Capital Appreciation Fund-Series I Shares	46	44.241895	46.538363	2,017	0.00%	0.95%	1.25%	21.04%	21.41%
Invesco V.I. Core Equity Fund-Series I Shares	5	30.240338	31.714325	159	0.62%	0.95%	1.25%	26.14%	26.53%
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	259	17.010210	17.096742	4,405	0.00%	0.95%	1.25%	17.61%	17.97%
Invesco V.I. Government Securities Fund-Series I Shares	35	15.643324	16.652715	552	2.41%	0.95%	1.25%	-3.49%	-3.20%
Invesco V.I. Main Street Fund®-Series I Shares	4	40.062700	42.142220	168	0.75%	0.95%	1.25%	25.98%	26.36%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	47	25.809474	26.418750	1,220	0.00%	0.95%	1.25%	9.77%	10.10%
VP Large Company Value Fund-Class I	62	27.135331	28.544018	1,684	1.42%	0.95%	1.25%	20.19%	20.56%
VP Mid Cap Value Fund-Class I	50	42.256425	44.449803	2,128	1.13%	0.95%	1.25%	21.66%	22.03%
VP Ultra® Fund-Class I	9	61.238119	64.416294	584	0.00%	0.95%	1.25%	21.62%	21.99%
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I	53	70.457558	76.217387	3,707	1.28%	0.95%	1.25%	20.16%	20.52%
BlackRock Global Allocation V.I. Fund-Class I	38	47.760229	51.664695	1,818	0.92%	0.95%	1.25%	5.34%	5.66%
BlackRock Government Money Market V.I. Fund-Class I	162	1.199442	1.278056	195	0.00%	0.95%	1.25%	-1.02%	-0.73%
BlackRock Variable Series Funds II, Inc.:
BlackRock High Yield V.I. Fund-Class I	29	36.707719	39.687065	1,072	4.43%	0.95%	1.25%	4.02%	4.33%
BNY Mellon Investment Portfolios:
Technology Growth Portfolio-Initial Shares	71	77.377990	81.393992	5,504	0.00%	0.95%	1.25%	11.52%	11.86%
BNY Mellon Stock Index Fund, Inc.-Initial Shares	224	85.125696	92.084496	19,127	1.13%	0.95%	1.25%	26.81%	27.19%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	56	65.124952	70.450091	3,700	0.81%	0.95%	1.25%	25.41%	25.79%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	90	87.328248	94.466495	7,894	0.44%	0.95%	1.25%	25.54%	25.92%
Government Money Market Portfolio	102	0.965848	1.015477	99	0.01%	0.95%	1.25%	-1.27%	-0.92%
Growth and Income Portfolio-Initial Shares	49	53.159552	57.265983	2,631	0.48%	0.95%	1.25%	24.06%	24.44%
Opportunistic Small Cap Portfolio-Initial Shares	81	41.780604	45.008678	3,380	0.12%	0.95%	1.25%	15.01%	15.36%
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	42	48.559444	52.000745	2,031	0.89%	0.95%	1.25%	13.07%	13.42%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	154	90.042548	97.404054	14,083	0.87%	0.95%	1.25%	15.73%	16.08%
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	88	102.467445	110.847041	9,058	0.32%	0.95%	1.25%	15.37%	15.72%
Janus Henderson VIT Forty Portfolio-Institutional Shares	101	67.573527	72.362244	6,810	0.00%	0.95%	1.25%	21.36%	21.73%
Janus Henderson VIT Global Research Portfolio-Institutional Shares	133	58.413952	63.190354	7,837	0.52%	0.95%	1.25%	16.61%	16.97%
Janus Henderson VIT Overseas Portfolio-Service Shares	119	24.639821	26.230339	2,944	1.01%	0.95%	1.25%	11.87%	12.21%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	89	23.799286	25.637540	2,127	3.74%	0.95%	1.25%	-1.57%	-1.27%
U.S. Real Estate Portfolio-Class I	29	68.328305	73.606884	1,985	2.04%	0.95%	1.25%	38.06%	38.47%
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class	16	22.312993	23.471126	346	4.15%	0.95%	1.25%	2.34%	2.65%
PIMCO Real Return Portfolio-Administrative Class	69	16.317173	16.317173	1,123	4.78%	1.25%	1.25%	4.29%	4.29%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2020				Year Ended December 31, 2020
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Oppenheimer V.I. Capital Appreciation Fund- Series I Shares	49	$36.552203	$38.333122	$1,808	0.00%	0.95%	1.25%	34.88%	35.29%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series I Shares (*)	280	14.463191	14.492734	4,055	0.00%	0.95%	1.25%	0.00%	0.00%
Invesco Oppenheimer V.I. Main Street Fund®- Series I Shares	4	31.801897	33.351373	129	1.29%	0.95%	1.25%	12.52%	12.86%
Invesco V.I. American Value Fund-Series I Shares	27	27.452438	28.790147	728	0.73%	0.95%	1.25%	-0.14%	0.16%
Invesco V.I. Core Equity Fund-Series I Shares	7	23.972975	25.065379	178	1.27%	0.95%	1.25%	12.42%	12.77%
Invesco V.I. Government Securities Fund-Series I Shares	34	16.208816	17.202439	555	2.48%	0.95%	1.25%	4.94%	5.26%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	49	23.513241	23.995406	1,159	0.00%	0.95%	1.25%	40.67%	41.10%
VP Large Company Value Fund-Class I	69	22.576815	23.676986	1,558	1.50%	0.95%	1.25%	1.33%	1.64%
VP Mid Cap Value Fund-Class I	61	34.731828	36.424072	2,131	1.60%	0.95%	1.25%	-0.06%	0.25%
VP Ultra® Fund-Class I	14	50.351604	52.804462	714	0.00%	0.95%	1.25%	47.98%	48.43%
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I	60	58.638581	63.240239	3,509	2.07%	0.95%	1.25%	2.13%	2.44%
BlackRock Global Allocation V.I. Fund-Class I	41	45.338823	48.896815	1,845	1.17%	0.95%	1.25%	19.49%	19.86%
BlackRock Government Money Market V.I. Fund-Class I	160	1.211862	1.287503	194	0.34%	0.95%	1.25%	-0.75%	-0.47%
BlackRock Variable Series Funds II, Inc.:
BlackRock High Yield V.I. Fund-Class I	33	35.290077	38.038826	1,164	4.91%	0.95%	1.25%	5.96%	6.29%
BNY Mellon Investment Portfolios:
Technology Growth Portfolio-Initial Shares	81	69.386552	72.766776	5,609	0.24%	0.95%	1.25%	67.80%	68.31%
BNY Mellon Stock Index Fund, Inc.-Initial Shares	246	67.129651	72.397571	16,571	1.46%	0.95%	1.25%	16.53%	16.88%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	74	51.929310	56.005440	3,887	1.03%	0.95%	1.25%	22.59%	22.96%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	99	69.560898	75.019082	6,946	0.73%	0.95%	1.25%	22.14%	22.51%
Government Money Market Portfolio	110	0.978266	1.024922	108	0.29%	0.95%	1.25%	-1.06%	-0.72%
Growth and Income Portfolio-Initial Shares	53	42.849691	46.020012	2,296	0.70%	0.95%	1.25%	23.07%	23.45%
Opportunistic Small Cap Portfolio-Initial Shares	93	36.328928	39.017316	3,390	0.56%	0.95%	1.25%	18.39%	18.75%
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	48	42.945707	45.849925	2,052	1.03%	0.95%	1.25%	17.93%	18.29%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	180	77.803143	83.909198	14,170	1.70%	0.95%	1.25%	12.88%	13.22%
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	105	88.815285	95.787508	9,316	0.06%	0.95%	1.25%	17.98%	18.34%
Janus Henderson VIT Forty Portfolio-Institutional Shares	124	55.679608	59.444924	6,939	0.26%	0.95%	1.25%	37.65%	38.07%
Janus Henderson VIT Global Research Portfolio-Institutional Shares	146	50.091614	54.023458	7,361	0.66%	0.95%	1.25%	18.56%	18.92%
Janus Henderson VIT Overseas Portfolio-Service Shares	138	22.024969	23.375731	3,047	1.05%	0.95%	1.25%	14.57%	14.92%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	104	24.178834	25.967509	2,513	2.77%	0.95%	1.25%	6.45%	6.77%
U.S. Real Estate Portfolio-Class I	34	49.493357	53.155602	1,707	2.40%	0.95%	1.25%	-17.90%	-17.64%
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class	20	21.803079	22.865287	438	4.59%	0.95%	1.25%	4.43%	4.75%
PIMCO Real Return Portfolio-Administrative Class	86	15.646058	15.646058	1,350	1.30%	1.25%	1.25%	10.32%	10.32%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(*)	Period from April 30, 2020 (commencement of operations) to December 31, 2020.

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2019				Year Ended December 31, 2019
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Oppenheimer V.I. Capital Appreciation Fund- Series I Shares	54	$27.100451	$28.334627	$1,455	0.06%	0.95%	1.25%	34.49%	34.90%
Invesco Oppenheimer V.I. Main Street Fund®- Series I Shares	7	28.264528	29.551629	193	0.85%	0.95%	1.25%	30.43%	30.83%
Invesco V.I. American Value Fund-Series I Shares	32	27.492184	28.744247	878	0.69%	0.95%	1.25%	23.46%	23.84%
Invesco V.I. Core Equity Fund-Series I Shares	8	21.323850	22.227823	161	0.96%	0.95%	1.25%	27.35%	27.74%
Invesco V.I. Government Securities Fund-Series I Shares	34	15.445638	16.342701	518	2.46%	0.95%	1.25%	4.75%	5.07%
Invesco V.I. Mid Cap Growth Fund-Series I Shares	173	21.022967	21.518766	3,638	0.00%	0.95%	1.25%	32.66%	33.06%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	56	16.714925	17.005924	932	0.00%	0.95%	1.25%	33.87%	34.28%
VP Large Company Value Fund-Class I	75	22.280451	23.295185	1,666	2.16%	0.95%	1.25%	25.88%	26.27%
VP Mid Cap Value Fund-Class I	67	34.751779	36.334270	2,314	2.10%	0.95%	1.25%	27.54%	27.92%
VP Ultra® Fund-Class I	10	34.026490	35.575864	350	0.00%	0.95%	1.25%	32.90%	33.30%
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I	66	57.414691	61.732242	3,794	2.30%	0.95%	1.25%	22.36%	22.73%
BlackRock Global Allocation V.I. Fund-Class I	46	37.942813	40.796214	1,738	1.29%	0.95%	1.25%	16.52%	16.87%
BlackRock Government Money Market V.I. Fund-Class I	155	1.220961	1.293620	189	1.95%	0.95%	1.25%	0.58%	0.78%
BlackRock Variable Series Funds II, Inc.:
BlackRock High Yield V.I. Fund-Class I	35	33.303883	35.788902	1,176	5.43%	0.95%	1.25%	13.88%	14.22%
BNY Mellon Investment Portfolios:
Technology Growth Portfolio-Initial Shares	85	41.351764	43.234809	3,533	0.00%	0.95%	1.25%	24.24%	24.62%
BNY Mellon Stock Index Fund, Inc.-Initial Shares	275	57.608006	61.940098	15,888	1.73%	0.95%	1.25%	29.54%	29.94%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	81	42.360914	45.547325	3,454	1.49%	0.95%	1.25%	32.68%	33.08%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	122	56.952269	61.234617	6,995	1.19%	0.95%	1.25%	34.40%	34.80%
Government Money Market Portfolio	253	0.988699	1.032373	251	1.59%	0.95%	1.25%	0.41%	0.68%
Growth and Income Portfolio-Initial Shares	57	34.816599	37.279061	1,995	1.11%	0.95%	1.25%	27.51%	27.90%
Opportunistic Small Cap Portfolio-Initial Shares	100	30.685725	32.856476	3,074	0.00%	0.95%	1.25%	20.26%	20.62%
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	60	36.415069	38.759660	2,188	1.09%	0.95%	1.25%	23.66%	24.03%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	207	68.925567	74.109227	14,431	1.91%	0.95%	1.25%	21.06%	21.42%
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	113	75.282233	80.945558	8,522	0.20%	0.95%	1.25%	33.79%	34.20%
Janus Henderson VIT Forty Portfolio-Institutional Shares	132	40.448816	43.053127	5,349	0.15%	0.95%	1.25%	35.45%	35.86%
Janus Henderson VIT Global Research Portfolio-Institutional Shares	162	42.251397	45.429479	6,887	0.99%	0.95%	1.25%	27.43%	27.82%
Janus Henderson VIT Overseas Portfolio-Service Shares	159	19.224242	20.341265	3,054	1.82%	0.95%	1.25%	25.12%	25.50%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	115	22.714151	24.320410	2,618	4.08%	0.95%	1.25%	9.49%	9.83%
U.S. Real Estate Portfolio-Class I	37	60.280812	64.544432	2,247	1.92%	0.95%	1.25%	17.45%	17.81%
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class	24	20.877974	21.828635	508	5.09%	0.95%	1.25%	13.32%	13.66%
PIMCO Real Return Portfolio-Administrative Class	94	14.182675	14.182675	1,329	1.67%	1.25%	1.25%	7.09%	7.09%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2018				Year Ended December 31, 2018
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	37	$22.267439	$23.211074	$825	0.54%	0.95%	1.25%	-13.75%	-13.48%
Invesco V.I. Core Equity Fund-Series I Shares	8	16.743984	17.400960	134	0.88%	0.95%	1.25%	-10.53%	-10.26%
Invesco V.I. Government Securities Fund-Series I Shares	37	14.745657	15.554821	541	2.33%	0.95%	1.25%	-0.71%	-0.40%
Invesco V.I. Mid Cap Growth Fund-Series I Shares	222	15.847104	16.171720	3,519	0.00%	0.95%	1.25%	-6.77%	-6.48%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	56	12.485856	12.664761	705	0.00%	0.95%	1.25%	-6.39%	-6.10%
VP Large Company Value Fund-Class I	74	17.699259	18.449324	1,306	1.81%	0.95%	1.25%	-9.20%	-8.92%
VP Mid Cap Value Fund-Class I	75	27.248674	28.403244	2,047	1.45%	0.95%	1.25%	-13.93%	-13.67%
VP Ultra® Fund-Class I	14	25.603242	26.688028	348	0.25%	0.95%	1.25%	-0.51%	-0.20%
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I	80	46.921878	50.297631	3,745	1.83%	0.95%	1.25%	-9.01%	-8.73%
BlackRock Global Allocation V.I. Fund-Class I	48	32.564690	34.907636	1,573	0.87%	0.95%	1.25%	-8.50%	-8.22%
BlackRock Government Money Market V.I. Fund-Class I	164	1.213884	1.283567	199	1.65%	0.95%	1.25%	0.28%	0.50%
BlackRock Variable Series Funds II, Inc.:
BlackRock High Yield V.I. Fund-Class I	37	29.245271	31.332295	1,081	5.64%	0.95%	1.25%	-3.88%	-3.59%
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	67	29.448295	31.249433	1,967	1.02%	0.95%	1.25%	-12.35%	-12.08%
Dreyfus Investment Portfolios:
Technology Growth Portfolio-Initial Shares	101	33.282946	34.693187	3,368	0.00%	0.95%	1.25%	-2.23%	-1.93%
Dreyfus Stock Index Fund, Inc.-Initial Shares	305	44.469636	47.668982	13,587	1.75%	0.95%	1.25%	-5.83%	-5.55%
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	86	31.927172	34.224838	2,765	1.93%	0.95%	1.25%	-5.60%	-5.31%
Dreyfus Variable Investment Fund:
Appreciation Portfolio-Initial Shares	131	42.376420	45.424855	5,582	1.28%	0.95%	1.25%	-8.02%	-7.74%
Government Money Market Portfolio-Initial Shares	291	0.984665	1.025363	287	1.25%	0.95%	1.25%	0.02%	0.32%
Growth and Income Portfolio-Initial Shares	64	27.305447	29.148159	1,758	0.85%	0.95%	1.25%	-5.88%	-5.60%
Opportunistic Small Cap Portfolio-Initial Shares	118	25.516853	27.239225	3,020	0.00%	0.95%	1.25%	-20.09%	-19.85%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	233	56.936809	61.033476	13,421	2.22%	0.95%	1.25%	-0.58%	-0.28%
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	131	56.268188	60.317975	7,363	0.28%	0.95%	1.25%	-1.67%	-1.37%
Janus Henderson VIT Forty Portfolio-Institutional Shares	144	29.863210	31.689713	4,309	1.26%	0.95%	1.25%	0.70%	1.01%
Janus Henderson VIT Global Research Portfolio-Institutional Shares	184	33.156435	35.542470	6,135	1.20%	0.95%	1.25%	-8.04%	-7.76%
Janus Henderson VIT Overseas Portfolio-Service Shares	185	15.364398	16.207929	2,851	1.75%	0.95%	1.25%	-16.20%	-15.95%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	119	20.744472	22.144180	2,469	2.47%	0.95%	1.25%	-1.90%	-1.60%
U.S. Real Estate Portfolio-Class I	42	51.323914	54.787617	2,160	2.70%	0.95%	1.25%	-8.88%	-8.60%
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares	68	20.149941	21.003805	1,361	0.35%	0.95%	1.25%	-6.91%	-6.63%
Oppenheimer Main Street Fund®/VA-Non-Service Shares	11	21.670268	22.588477	249	0.95%	0.95%	1.25%	-9.04%	-8.77%
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class	25	18.424346	19.204952	465	5.04%	0.95%	1.25%	-3.89%	-3.60%
PIMCO Real Return Portfolio-Administrative Class	100	13.243629	13.804746	1,325	2.50%	0.95%	1.25%	-3.44%	-3.14%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.